Fair Value Measurement (Tables)	12 Months Ended
Dec. 25, 2012
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present our financial assets and liabilities measured at fair value on a recurring basis at December 27, 2011 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	December 27, 2011	December 25, 2012
Deferred compensation plan investments (life insurance policies)	2	$6,159	$5,586
Deferred compensation plan investments (mutual funds)	1	$—	$2,216
Deferred compensation plan liabilities	2	$(7,023)	$(8,415)

Schedule of Non-Financial Assets Measured at Fair Value on Non-Recurring Basis

The following table presents our non-financial assets measured at fair value on a non- recurring basis at December 27, 2011 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	December 27, 2011	December 25, 2012
Long-lived assets held for sale	2	$1,850	$—